First Trust Dow Jones Select MicroCap Index Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	198 Months Ended	224 Months Ended	227 Months Ended	237 Months Ended	243 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones Select MicroCap Index(SM) (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.45%	13.20%	11.65%					9.06%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.62%			7.53%		8.22%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%	14.72%	10.31%	10.40%	10.67%	10.80%
First Trust Dow Jones Select MicroCap Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		18.62%	12.48%	10.90%					8.32%
Performance Inception Date	Sep. 27, 2005
First Trust Dow Jones Select MicroCap Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.86%	11.73%	10.21%					7.81%
First Trust Dow Jones Select MicroCap Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.98%	9.58%	8.62%					6.83%